CONSOLIDATEDS BALANCE SHEETS - USD ($)	Dec. 31, 2020	Dec. 31, 2019
CURRENT ASSETS:
Cash and cash equivalents	$ 2,585,180	$ 1,801,230
Trade receivables (net of allowance for credit losses of $69 and $75, at December 31, 2019 and 2020, respectively)	355,912	913,892
Total current assets	3,221,076	3,166,005
NON- CURRENT ASSETS:
Property and equipment, net (Note 4)	17,189	31,449
Goodwill	381,000	381,000
Total assets	4,420,947	4,226,570
CURRENT LIABILITIES:
Accrued expenses and other liabilities (Note 5)	241,299	89,521
Total current liabilities	1,536,481	932,156
SHAREHOLDERS' EQUITY (Note 9):
Share capital -	80,519	39,882
Additional paid-in capital	3,968,386	3,953,515
Accumulated deficit	(2,688,128)	(895,486)
Total stockholders' equity	1,355,511	3,097,911
Total liabilities and stockholders' equity	4,420,947	4,226,570
Mer Telemanagement Solutions Ltd [Member]
CURRENT ASSETS:
Cash and cash equivalents	1,504,000	1,732,000
Restricted cash	1,003,000	1,464,000
Trade receivables (net of allowance for credit losses of $69 and $75, at December 31, 2019 and 2020, respectively)	407,000	499,000
Other accounts receivable and prepaid expenses (Note 3)	399,000	236,000
Assets of discontinued operations (Note 1b)	178,000	172,000
Total current assets	3,491,000	4,103,000
NON- CURRENT ASSETS:
Severance pay fund	252,000	653,000
Property and equipment, net (Note 4)	35,000	62,000
Deferred taxes (Note 7)	171,000
Goodwill	1,502,000	3,225,000
Total non-current assets	1,960,000	3,940,000
Total assets	5,451,000	8,043,000
CURRENT LIABILITIES:
Trade payables	114,000	149,000
Deferred revenues	745,000	962,000
Accrued expenses and other liabilities (Note 5)	1,769,000	2,317,000
Liabilities of discontinued operations (Note 1b)	496,000	516,000
Total current liabilities	3,124,000	3,944,000
LONG-TERM LIABILITIES:
Accrued severance pay	306,000	831,000
Deferred tax liability (Note 7)		163,000
Total long-term liabilities	306,000	994,000
SHAREHOLDERS' EQUITY (Note 9):
Preferred Shares of NIS 0.03 par value: Authorized: 3,000,000 shares at December 31, 2020 and 2019; Issued and Outstanding: 1,831,579 and 2,008,772 shares at December 31, 2020 and 2019, respectively	15,000	16,000
Additional paid-in capital	31,360,000	30,635,000
Treasury shares at cost (1,800 Ordinary shares at December 31, 2020 and 2019)	(29,000)	(29,000)
Accumulated deficit	(29,362,000)	(27,547,000)
Total stockholders' equity	2,021,000	3,105,000
Total liabilities and stockholders' equity	$ 5,451,000	$ 8,043,000